Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2020
Disclosure of initial application of standards or interpretations [abstract]
Basis for Preparation of the Consolidated Interim Financial Statements

Basis for preparation of the consolidated interim financial statements

The interim consolidated financial statements are prepared on a going concern basis. If the improvement of the COVID-19 pandemic - particularly in the USA - and the associated sales recovery fail to materialize or are even less pronounced, the financing requirement would increase and would have to be implemented sooner, even taking into account the expected lower cost burden. However, if coverage of this further financing requirement is not possible in a timely manner, this would result in a threat to the going concern status of the Biofrontera Group. For further details regarding this significant uncertainty in connection with the going concern, we refer to the risk report of the interim group management report.

The condensed consolidated interim financial statements of Biofrontera AG as of June 30, 2020 were prepared in accordance with the International Financial Reporting Standards (IFRS) of the International Accounting Standards Board (IASB) and the interpretations of the International Financial Reporting Standards Interpretations Committee (IFRS IC) for “Interim Financial Reporting” according to IAS 34, as they are adopted by the IASB. Accordingly, they do not contain all the information and disclosures required for consolidated financial statements and should therefore be read in conjunction with the consolidated financial statements for the year ended December 31, 2019.

On August 26, 2020, the Management Board approved the half-year financial report of Biofrontera AG for publication.

Due to commercial rounding, rounding differences in the tables can arise.

The interim report as of June 30, 2020 does not contain separate segment reporting, as the activities of the Biofrontera Group are limited to one business segment as defined by IFRS 8. The entire operating activity is focused on the sale of dermatological products, in particular Ameluz® including the complementary products BF-RhodoLED® (PDT-lamp) and Belixos® as well as Xepi®, and is therefore uniformly monitored and controlled internally.

Changes in Accounting Standards

Changes in accounting standards

For the preparation of the condensed consolidated interim financial statements, the same accounting policies have been applied as for the consolidated financial statements as of December 31, 2019. The new IFRS rules to be applied for the first time as of January 1, 2020 have no material effect on the interim consolidated financial statements.

The preparation of the interim consolidated financial statements requires the Management Board to make estimates and assumptions that affect the application of accounting policies in the Group and the presentation of assets and liabilities, income and expenses. The actual amounts may differ from these estimates.

Changes to previous estimates due to the impact of the COVID-19 pandemic have occurred with respect to the valuation of the Xepi®license, the purchase price payment from the Maruho earn-out agreement and the EIB loan.

The expected proceeds from the sale of Xepi® and the related expected annual purchase price payments were reestimated as of March 30, 2020 due to the current market situation influenced by the COVID-19 pandemic and the resulting delays in the market penetration of Xepi®. This resulted in an impairment of the Xepi® license and a reduction of the nominal amount of the expected purchase price payment. As a result of the significant decline in market capitalization in the first half of 2019, there was a reduction in the performance component of the EIB loan in the first half of 2020 which was recognized in income.

Basis of Consolidation

Basis of consolidation

The financial statements as of June 30, 2020 include the financial statements of the parent company, Biofrontera AG, and the subsidiaries in which the parent company holds a direct majority of the voting rights. The companies listed below were included in the consolidated financial statements:

1.	Biofrontera Bioscience GmbH, Leverkusen, Germany, with a direct interest of 100%
2.	Biofrontera Pharma GmbH, Leverkusen, Germany, with a direct interest of 100%
3.	Biofrontera Development GmbH, Leverkusen, Germany, with a direct interest of 100%
4.	Biofrontera Neuroscience GmbH, Leverkusen, Germany, with a direct interest of 100%
5.	Biofrontera Inc., Woburn, Massachusetts, USA, with a direct interest of 100%

The basis for the consolidation of the companies included in the consolidated financial statements were the interim financial statements of these companies as of June 30, 2020, prepared in accordance with uniform principles (or “Handelsbilanz II” according to IFRS). The financial statements as of June 30, 2020 were prepared on the basis of uniform accounting and valuation principles (IFRS).

The subsidiaries are fully consolidated from the date of acquisition. The date of acquisition is the date on which the parent company gained control of these subsidiaries. Subsidiaries are included in the consolidated financial statements until such time as the parent company no longer controls these companies.

All intercompany receivables and liabilities as well as income and expenses were eliminated in the course of consolidation. Interim results were eliminated.

Significant Events in the First Six months of 2020

Significant events in the first six months of 2020

The performance of Biofrontera AG in the first half of 2020 was mixed. At the beginning of the year, we were initially able to record a good sales development as well as positive regulatory and clinical developments. We also successfully restructured the global sales and marketing structure. Since mid-March we have had to accept declining sales figures, particularly in the USA, due to the dynamic development of the COVID-19 pandemic. This forced us to implement company-wide cost reduction measures.

The Biofrontera Group achieved total sales of EUR 16.1 million for the period from January 1 to June 30, 2020, which represents an increase of 16% compared to sales of EUR 13.9 million in the same period of the previous year. Total revenues include a one-time payment of EUR 6.0 million, which the company received from Maruho Co., Ltd. under the license agreement signed on April 20, 2020. The Group generated revenues from product sales of EUR 9.7 million, a decrease of 30% compared to the first six months of 2019. Overall, revenues in the first half of 2020 and particularly in the second quarter were strongly affected by the effects of the global coronavirus crisis. However, a recovery in sales is expected for the second half of the year.

As already explained, the coronavirus crisis has led to a decreasing number of treatments and thus to a sharp drop in sales in our most important market, the USA. On March 20, 2020, the Company announced that it would take comprehensive measures to reduce and control costs during the COVID-19 pandemic.

Consequently, Biofrontera had introduced short-time work for all employees in Germany until the end of July 2020. Similar measures were implemented for the subsidiaries in Spain and the UK. Biofrontera Inc, the wholly owned subsidiary in the USA, has also initiated significant cost reduction measures. There, the number of employees was significantly reduced and a furlough program was implemented, under which all employees were obliged to take temporary unpaid leave. In addition, the members of the Management Board of Biofrontera AG and the management of Biofrontera Inc. voluntarily decided to forgo a substantial portion of their salaries.

 While these cost reduction measures were in effect, the Company was able to ensure full compliance with all regulatory requirements in both medical and financial respects, and to meet all disclosure requirements at all times.

The continued uncertain business outlook due to the COVID-19 crisis has had an impact on the valuation of certain assets and liabilities of the Company. Reduced sales of Xepi® have resulted in a different assessment of the medium-term business and profit outlook for Xepi® and, consequently, in a re-evaluation of both the balance sheet value of the Xepi®-license and the purchase price liability to Maruho in the first quarter of 2020.